RESTRUCTURING CHARGES AND SEPARATION COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs	This table is inclusive of all restructuring charges in our segments and at Corporate, and the charges are shown below for the business where they originated. Separately, in our reported segment results, significant, higher-cost restructuring programs are excluded from measurement of segment operating performance for internal and external purposes; those excluded amounts are reported in Restructuring and other charges for Corporate.

RESTRUCTURING AND OTHER CHARGES	2022	2021	2020
Workforce reductions	$281	$568	$748
Plant closures & associated costs and other asset write-downs	533	117	305
Acquisition/disposition net charges and other	30	(21)	63
Total restructuring and other charges	$845	$664	$1,116

Cost of equipment/services	$206	$348	$474
Selling, general and administrative expenses	669	390	653
Other (income) loss	(31)	(75)	(11)
Total restructuring and other charges	$845	$664	$1,116

Aerospace	$20	$70	$397
Renewable Energy	177	204	213
Power	155	369	236
Corporate	494	20	270
Total restructuring and other charges	$845	$664	$1,116
Restructuring and other charges cash expenditures	$415	$683	$1,077

An analysis of changes in the liability for restructuring follows.

	2022	2021	2020
Balance at January 1	$825	$1,065	$1,400
Additions	479	550	752
Payments	(310)	(570)	(881)
Remeasurement	15	(168)	(145)
Effect of foreign currency and other	(31)	(52)	(60)
Balance at December 31(a)	$977	$825	$1,065
(a) Includes actuarial determined post-employment severance benefits reserve of $348 million, $321 million and $499 million as of December 31, 2022, 2021 and 2020, respectively.